Calvert
Flexible Bond Fund
September 30, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 20.4%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$569	$ 538,445
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	1,512	1,345,263
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	368	335,814
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,134	1,060,416
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)(2)	1,500	1,011,630
Cologix Data Centers US Issuer, LLC, Series 2021-1A, Class B, 3.79%, 12/26/51(1)	1,315	1,155,347
Conn's Receivables Funding, LLC:
Series 2021-A, Class B, 2.87%, 5/15/26(1)	930	907,333
Series 2021-A, Class C, 4.59%, 5/15/26(1)	2,190	2,078,595
Series 2022-A, Class B, 9.52%, 12/15/26(1)	2,225	2,218,753
Consumer Loan Underlying Bond (CLUB) Credit Trust, Series 2020-P1, Class C, 4.61%, 3/15/28(1)	863	842,878
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	292	240,405
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	378	361,258
ExteNet, LLC, Series 2019-1A, Class B, 4.14%, 7/26/49(1)	725	685,571
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(3)	655	520,672
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	1,029	833,210
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	903	790,008
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	800	744,344
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	76	69,309
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	540	465,467
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	402	365,752
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	1,131	874,420
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	112	82,912
Marlette Funding Trust, Series 2020-2A, Class C, 2.83%, 9/16/30(1)	311	309,487
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	2,616	2,134,477
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	385	345,749
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	53	47,114
Series 2020-1A, Class C, 4.47%, 4/20/46(1)	8	7,595
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	183	155,696
Security	Principal Amount (000's omitted)	Value
Mosaic Solar Loan Trust: (continued)
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	$1,589	$ 1,366,149
Series 2021-3A, Class D, 3.28%, 6/20/52(1)	632	549,591
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	1,510	1,447,440
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	785	652,194
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	143	124,927
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,689	1,488,352
Oportun Issuance Trust:
Series 2021-B, Class C, 3.65%, 5/8/31(1)	976	883,077
Series 2021-C, Class B, 2.67%, 10/8/31(1)	2,995	2,631,803
Series 2021-C, Class C, 3.61%, 10/8/31(1)	470	403,752
Series 2022-2, Class C, 9.36%, 10/9/29(1)	1,991	1,952,517
Pagaya AI Debt Selection Trust:
Series 2020-3, Class B, 3.22%, 5/17/27(1)	1,093	1,087,896
Series 2021-2, 3.00%, 1/25/29(1)	1,064	994,224
Series 2021-3, Class C, 3.27%, 5/15/29(1)	3,950	3,332,292
Series 2021-5, Class C, 3.93%, 8/15/29(1)	1,262	1,072,985
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	341	322,015
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	525	443,525
PMT Issuer Trust, Series 2021-FT1, Class A, 6.084%, (1 mo. USD LIBOR + 3.00%), 3/25/26(1)(4)	500	468,028
Prodigy Finance, Series 2021-1A, Class C, 6.834%, (1 mo. USD LIBOR + 3.75%), 7/25/51(1)(4)	986	974,046
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	524	517,931
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	194	158,896
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	420	323,956
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,654	1,469,082
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,336	1,216,468
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	1,820	1,798,116
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	188,477
Sunnova Helios V Issuer, LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,460	1,156,252
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	643	510,231
Sunnova Sol Issuer, LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	1,917	1,652,174
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	169	153,967
Theorem Funding Trust:
Series 2020-1A, Class B, 3.95%, 10/15/26(1)	403	402,697

Calvert
Flexible Bond Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Theorem Funding Trust: (continued)
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	$891	$ 813,066
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	353	239,812
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	1,397	1,364,950
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	1,934	1,886,372
Series 2020-3, Class C, 6.25%, 11/20/30(1)	2,300	2,261,793
Series 2021-1, Class B, 1.89%, 3/20/31(1)	750	728,455
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,222	1,167,386
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	820	684,553
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	231	170,510
Series 2020-A, Class C, 6.657%, 3/15/45(1)	165	109,745
Total Asset-Backed Securities (identified cost $65,822,066)		$59,697,622

Collateralized Mortgage Obligations — 9.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2017-1, Class B1, 7.834%, (1 mo. USD LIBOR + 4.75%), 10/25/27(1)(4)	$655	$ 667,074
Series 2021-1A, Class M1C, 5.231%, (30-day average SOFR + 2.95%), 3/25/31(1)(4)	900	872,640
Series 2021-3A, Class M1B, 3.681%, (30-day average SOFR + 1.40%), 9/25/31(1)(4)	2,220	2,127,925
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(5)	927	811,340
CHL GMSR Issuer Trust, Series 2018-GT1, Class A, 5.834%, (1 mo. USD LIBOR + 2.75%), 5/25/23(1)(4)	783	765,726
Eagle Re, Ltd.:
Series 2019-1, Class B1, 7.584%, (1 mo. USD LIBOR + 4.50%), 4/25/29(1)(4)	500	489,358
Series 2021-2, Class M1C, 5.731%, (30-day average SOFR + 3.45%), 4/25/34(1)(4)	861	837,377
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 11.234%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(4)	1,270	1,245,677
Series 2019-HQA2, Class B1, 7.184%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(4)	889	873,438
Series 2019-HQA3, Class B1, 6.084%, (1 mo. USD LIBOR + 3.00%), 9/25/49(1)(4)	410	377,823
Series 2019-HQA4, Class B1, 6.034%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(4)	290	281,300
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2020-DNA6, Class B1, 5.281%, (30-day average SOFR + 3.00%), 12/25/50(1)(4)	$275	$ 258,804
Series 2020-HQA2, Class B1, 7.184%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(4)	569	543,947
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C04, Class 1M2, 7.984%, (1 mo. USD LIBOR + 4.90%), 11/25/24(4)	456	468,412
Series 2019-R01, Class 2B1, 7.434%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(4)	795	800,233
Series 2019-R02, Class 1B1, 7.234%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(4)	795	796,987
Series 2019-R03, Class 1B1, 7.184%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(4)	795	794,382
Series 2019-R05, Class 1B1, 7.184%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(4)	1,208	1,214,489
Series 2019-R06, Class 2B1, 6.834%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(4)	1,810	1,786,197
Series 2019-R07, Class 1B1, 6.484%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(4)	1,518	1,476,806
Series 2020-R02, Class 2B1, 6.084%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(4)	494	449,149
Series 2021-R01, Class 1B2, 8.281%, (30-day average SOFR + 6.00%), 10/25/41(1)(4)	2,288	2,070,698
Series 2021-R02, Class 2B1, 5.581%, (30-day average SOFR + 3.30%), 11/25/41(1)(4)	180	161,037
Home Re, Ltd.:
Series 2018-1, Class M2, 6.084%, (1 mo. USD LIBOR + 3.00%), 10/25/28(1)(4)	4,189	4,131,577
Series 2021-1, Class M1C, 5.384%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(4)	325	308,367
Series 2021-1, Class M2, 5.934%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(4)	1,295	1,168,970
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 5.934%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(4)	1,332	1,322,634
Series 2018-GT2, Class A, 5.734%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(4)	500	492,649
Radnor Re, Ltd., Series 2021-2, Class M1A, 4.131%, (30-day average SOFR + 1.85%), 11/25/31(1)(4)	403	399,785
Total Collateralized Mortgage Obligations (identified cost $28,993,617)		$27,994,801

Commercial Mortgage-Backed Securities — 9.2%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	$3,865	$ 2,950,131
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(3)	1,555	1,156,543

Calvert
Flexible Bond Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
BBCMS Mortgage Trust:
Series 2017-DELC, Class E, 5.443%, (1 mo. USD LIBOR + 2.625%), 8/15/36(1)(4)	$724	$ 685,622
Series 2017-DELC, Class F, 6.443%, (1 mo. USD LIBOR + 3.625%), 8/15/36(1)(4)	1,610	1,509,448
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 4.468%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(4)	2,362	2,199,380
BX Trust, Series 2018-EXCL, Class C, 4.793%, (1 mo. USD LIBOR + 1.975%), 9/15/37(1)(4)	2,030	1,960,667
Credit Suisse Mortgage Trust, Series 2022-CNTR, Class A, 6.79%, (1 mo. SOFR + 3.944%), 1/15/24(1)(4)	1,361	1,268,612
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 6.334%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(4)	1,619	1,540,153
Series 2020-01, Class M10, 6.834%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(4)	2,252	2,112,744
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	605	127,018
Med Trust, Series 2021-MDLN, Class G, 8.068%, (1 mo. USD LIBOR + 5.25%), 11/15/38(1)(4)	1,130	1,046,147
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class E, 4.768%, (1 mo. USD LIBOR + 1.95%), 11/15/34(1)(4)(6)	671	664,800
Series 2017-CLS, Class F, 5.418%, (1 mo. USD LIBOR + 2.60%), 11/15/34(1)(4)(6)	2,946	2,890,202
Series 2019-BPR, Class B, 5.168%, (1 mo. USD LIBOR + 2.35%), 5/15/36(1)(4)(6)	2,621	2,528,042
Series 2019-BPR, Class C, 6.118%, (1 mo. USD LIBOR + 3.30%), 5/15/36(1)(4)(6)	960	912,478
VMC Finance, LLC, Series 2021-HT1, Class B, 7.493%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(4)	3,728	3,586,405
Total Commercial Mortgage-Backed Securities (identified cost $29,421,916)		$27,138,392

Corporate Bonds — 32.7%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.8%
Celanese US Holdings, LLC:
6.165%, 7/15/27	841	$ 796,996
6.33%, 7/15/29	762	710,954
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	744	641,265
		$ 2,149,215
Communications — 2.7%
AT&T, Inc.:
3.50%, 9/15/53	1,059	$ 707,379
3.55%, 9/15/55	453	298,504
Security	Principal Amount* (000’s omitted)		Value
Communications (continued)
AT&T, Inc.: (continued)
3.65%, 6/1/51		221	$ 149,905
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		2,493	2,153,865
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50		1,350	977,357
Level 3 Financing, Inc., 3.75%, 7/15/29(1)		450	330,662
Netflix, Inc., 3.625%, 5/15/27	EUR	885	818,995
Nokia Oyj:
4.375%, 6/12/27		1,301	1,174,393
6.625%, 5/15/39		750	696,405
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)		410	315,190
SES S.A., 5.30%, 4/4/43(1)		245	187,399
			$7,810,054
Consumer, Cyclical — 5.3%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)		2,932	$2,758,528
5.75%, 4/20/29(1)		267	233,431
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		625	544,841
6.875%, 11/1/35		621	520,271
7.60%, 7/15/37		306	239,768
Brunswick Corp., 5.10%, 4/1/52		1,377	957,938
Dave & Buster's, Inc., 7.625%, 11/1/25(1)		1,505	1,484,073
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)		757	706,072
Dick's Sporting Goods, Inc., 4.10%, 1/15/52		1,793	1,111,568
Ford Motor Co., 4.75%, 1/15/43		728	484,153
Ford Motor Credit Co., LLC, 3.375%, 11/13/25		1,294	1,145,121
General Motors Co., 5.60%, 10/15/32		871	778,609
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		635	510,645
4.375%, 1/15/31(1)		1,274	1,044,903
Macy's Retail Holdings, LLC, 4.30%, 2/15/43		495	279,441
MDC Holdings, Inc., 2.50%, 1/15/31		894	598,456
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42(1)		1,762	1,321,492
5.141%, 3/15/52(1)		1,177	857,713
			$15,577,023
Consumer, Non-cyclical — 3.2%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)		441	$387,663
4.25%, 11/1/29(1)		514	449,147
Avantor Funding, Inc., 4.625%, 7/15/28(1)		1,302	1,161,579
Avon Products, Inc., 8.45%, 3/15/43		429	416,321

Calvert
Flexible Bond Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Block Financial, LLC, 3.875%, 8/15/30	1,108	$ 947,747
Centene Corp.:
3.375%, 2/15/30	469	384,428
4.25%, 12/15/27	897	822,392
4.625%, 12/15/29	543	489,213
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	126	120,200
Hikma Finance USA, LLC, 3.25%, 7/9/25(7)	958	893,440
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)(8)	1,410	1,163,123
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	526	416,366
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	1,119	913,305
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	437	321,035
5.20%, 4/1/29(1)	595	556,622
		$9,442,581
Energy — 1.7%
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	1,555	$1,445,730
NuStar Logistics, L.P.:
6.00%, 6/1/26	340	311,950
6.375%, 10/1/30	440	377,463
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	1,442	1,227,063
5.00%, 1/31/28(1)	1,875	1,654,472
		$5,016,678
Financial — 16.2%
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(8)(9)	173	$154,682
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	1,074	982,147
1.75%, 10/29/24	615	559,963
Air Lease Corp., 2.875%, 1/15/32	1,890	1,427,193
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	925	799,153
American Assets Trust, L.P., 3.375%, 2/1/31	1,010	803,622
American National Group, Inc., 6.144%, 6/13/32(1)	1,140	1,064,233
Bank of America Corp.:
3.846% to 3/8/32, 3/8/37(9)	4,962	4,009,948
4.827% to 7/22/25, 7/22/26(9)	1,556	1,522,298
BankUnited, Inc., 5.125%, 6/11/30	526	490,915
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(9)	1,538	1,275,014
BNP Paribas S.A., 7.75% to 8/16/29(1)(9)(10)	733	678,245
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	1,734	1,516,149
Broadstone Net Lease, LLC, 2.60%, 9/15/31	305	224,973
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
CI Financial Corp.:
3.20%, 12/17/30	1,140	$ 827,837
4.10%, 6/15/51	352	210,139
Citigroup, Inc.:
3.785% to 3/17/32, 3/17/33(9)	1,485	1,246,735
4.00% to 12/10/25(9)(10)	659	556,855
Enact Holdings, Inc., 6.50%, 8/15/25(1)	2,577	2,467,027
EPR Properties, 3.75%, 8/15/29	2,408	1,862,969
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	1,935	1,419,498
Goldman Sachs Group, Inc. (The), 3.102% to 2/24/32, 2/24/33(9)	1,509	1,200,361
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,804	2,253,673
6.00%, 4/15/25(1)	774	729,801
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	929	719,891
5.00%, 7/15/28(1)	1,114	960,313
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)	1,457	1,128,487
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(9)	864	634,238
3.624%, 6/3/30(1)	631	511,485
Newmark Group, Inc., 6.125%, 11/15/23	1,445	1,425,597
OneMain Finance Corp.:
3.50%, 1/15/27	693	541,190
7.125%, 3/15/26	966	872,256
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	842	601,601
Radian Group, Inc.:
4.875%, 3/15/27	1,415	1,256,279
6.625%, 3/15/25	505	492,850
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	201	165,124
3.875%, 3/1/31(1)	1,426	1,035,881
Sabra Health Care, L.P., 3.20%, 12/1/31	1,244	915,724
Societe Generale S.A., 6.221% to 6/15/32, 6/15/33(1)(9)	545	483,875
Sun Communities Operating, L.P., 2.70%, 7/15/31	2,025	1,533,236
Synchrony Bank, 5.625%, 8/23/27	1,653	1,585,009
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(9)	729	679,089
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(9)	979	963,938
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	981	846,144
Truist Financial Corp., 5.10% to 3/1/30(9)(10)	868	773,943
UBS Group AG, 4.375% to 2/10/31(1)(9)(10)	534	352,173
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)	332	247,249
5.861% to 6/19/27, 6/19/32(1)(9)	700	577,378
		$47,586,380

Calvert
Flexible Bond Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Industrial — 0.7%
Imola Merger Corp., 4.75%, 5/15/29(1)	1,423	$ 1,203,887
Valmont Industries, Inc., 5.00%, 10/1/44	937	792,412
		$ 1,996,299
Technology — 1.3%
DXC Technology Co., 2.375%, 9/15/28	248	$ 202,861
Kyndryl Holdings, Inc., 2.70%, 10/15/28	2,135	1,563,867
Seagate HDD Cayman:
3.375%, 7/15/31	500	350,218
5.75%, 12/1/34	2,038	1,622,655
		$3,739,601
Utilities — 0.8%
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	401	$311,569
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	790	596,503
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,760	1,529,616
		$2,437,688
Total Corporate Bonds (identified cost $112,590,247)		$95,755,519

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(11)(12)	$500	$ 464,380
Total High Social Impact Investments (identified cost $500,000)		$ 464,380

Mutual Funds — 0.2%

Security	Shares	Value
Fixed-Income Mutual Funds — 0.2%
Calvert Floating-Rate Advantage Fund, Class R6(13)	77,929	$ 669,407
Total Mutual Funds (identified cost $715,384)		$ 669,407

Preferred Stocks — 1.2%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.3%
NuStar Energy, L.P., Series B, 9.126%, (3 mo. USD LIBOR + 5.643%)(4)	53,308	$ 1,030,444
		$ 1,030,444
Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P., Series A, 5.75%	77,941	$ 1,324,997
		$ 1,324,997
Wireless Telecommunication Services — 0.4%
United States Cellular Corp.:
5.50%	25,650	$ 474,525
6.25%	27,000	559,980
		$1,034,505
Total Preferred Stocks (identified cost $4,291,358)		$3,389,946

Senior Floating-Rate Loans — 2.0%(14)

Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.2%
SkyMiles IP, Ltd., Term Loan, 6.46%, (3 mo. USD LIBOR + 3.75%), 10/20/27	$550	$ 552,712
		$ 552,712
Auto Components — 0.2%
Clarios Global, L.P., Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$600	$ 569,500
		$ 569,500
Diversified Telecommunication Services — 0.5%
CenturyLink, Inc., Term Loan, 5.365%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$505	$ 460,588
UPC Financing Partnership, Term Loan, 5.743%, (1 mo. USD LIBOR + 2.925%), 1/31/29	500	478,750
Virgin Media Bristol, LLC, Term Loan, 6.068%, (1 mo. USD LIBOR + 3.25%), 1/31/29	150	145,607
Ziggo Financing Partnership, Term Loan, 5.318%, (1 mo. USD LIBOR + 2.50%), 4/30/28	510	486,959
		$1,571,904

Calvert
Flexible Bond Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services — 0.1%
Select Medical Corporation, Term Loan, 5.62%, (1 mo. USD LIBOR + 2.50%), 3/6/25	$175	$ 169,677
		$ 169,677
IT Services — 0.1%
Asurion, LLC, Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$295	$ 250,537
		$ 250,537
Software — 0.5%
Banff Merger Sub, Inc., Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$441	$ 419,161
Hyland Software, Inc., Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 7/1/24	428	416,032
Seattle Spinco, Inc., Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 6/21/24	232	227,160
Ultimate Software Group, Inc. (The), Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 5/4/26	496	473,571
		$1,535,924
Specialty Retail — 0.4%
Petsmart, Inc., Term Loan, 6.87%, (1 mo. USD LIBOR + 3.75%), 2/11/28	$1,194	$1,132,779
		$1,132,779
Total Senior Floating-Rate Loans (identified cost $6,091,616)		$5,783,033

U.S. Government Agency Mortgage-Backed Securities — 4.0%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.00%, 30-Year, TBA(15)	$2,850	$ 2,639,589
4.50%, 30-Year, TBA(15)	5,790	5,506,385
5.00%, 30-Year, TBA(15)	3,602	3,499,990
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $11,778,287)		$ 11,645,964

U.S. Treasury Obligations — 16.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.125%, 9/15/23(8)	$15,415	$ 14,820,164
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
0.25%, 3/15/24	$16,288	$ 15,362,256
0.25%, 5/31/25	14,310	12,873,690
2.75%, 4/30/27	1,000	943,945
2.75%, 7/31/27	3,250	3,060,840
Total U.S. Treasury Obligations (identified cost $49,108,245)		$ 47,060,895

Short-Term Investments — 10.3%
Affiliated Fund — 8.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(16)	24,430,049	$ 24,430,049
Total Affiliated Fund (identified cost $24,430,049)		$ 24,430,049
Securities Lending Collateral — 2.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(17)	5,786,533	$ 5,786,533
Total Securities Lending Collateral (identified cost $5,786,533)		$ 5,786,533
Total Short-Term Investments (identified cost $30,216,582)		$ 30,216,582
Total Investments — 105.7% (identified cost $339,529,318)		$309,816,541
Other Assets, Less Liabilities — (5.7)%		$(16,618,152)
Net Assets — 100.0%		$293,198,389

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2022, the aggregate value of these securities is $159,617,545 or 54.4% of the Fund's net assets.
(2)	Principal Amount is denominated in Canadian dollars.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2022.
(4)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2022.

Calvert
Flexible Bond Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

(5)	Step coupon security. Interest rate represents the rate in effect at September 30, 2022.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of these securities is $893,440 or 0.3% of the Fund's net assets.
(8)	All or a portion of this security was on loan at September 30, 2022. The aggregate market value of securities on loan at September 30, 2022 was $5,648,036 and the total market value of the collateral received by the Fund was $5,786,533, comprised of cash.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	May be deemed to be an affiliated company.
(12)	Restricted security. Total market value of restricted securities amounts to $464,380, which represents 0.2% of the net assets of the Fund as of September 30, 2022.
(13)	Affiliated fund.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
(17)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,155,999	CAD	1,499,465	State Street Bank and Trust Company	11/30/22	$70,474	$ —
USD	844,535	EUR	842,065	State Street Bank and Trust Company	11/30/22	16,008	—
						$86,482	$ —

Calvert
Flexible Bond Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.39.V1)	$1,500	5.00% (pays quarterly)(1)	12/20/27	$59,221	$(64,399)	$(5,178)
Total				$59,221	$(64,399)	$(5,178)

* The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(1) Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	9	Long	12/20/22	$1,137,656	$(38,548)
U.S. 5-Year Treasury Note	(71)	Short	12/30/22	(7,633,055)	100,843
U.S. Ultra 10-Year Treasury Note	(90)	Short	12/20/22	(10,663,594)	676,712
U.S. Ultra-Long Treasury Bond	(47)	Short	12/20/22	(6,439,000)	602,242
					$1,341,249
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$500,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar

Calvert
Flexible Bond Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

At September 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: During the fiscal year to date ended September 30, 2022, the Fund used futures contracts and options thereon to hedge interest rate risk and to manage duration.
Credit Risk: During the fiscal year to date ended September 30, 2022, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the fiscal year to date ended September 30, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At September 30, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $32,559,358, which represents 11.1% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class E, 4.768%, (1 mo. USD LIBOR + 1.95%), 11/15/34	$ 670,116	$ —	$ —	$ —	$ (5,321)	$ 664,800	$ 15,279	$ 671,000
Series 2017-CLS, Class F, 5.418%, (1 mo. USD LIBOR + 2.60%), 11/15/34	2,189,100	744,258	—	—	(39,144)	2,890,202	74,973	2,946,000
Series 2019-BPR, Class B, 5.168%, (1 mo. USD LIBOR + 2.35%), 5/15/36	2,501,861	—	—	—	25,026	2,528,042	64,114	2,621,000
Series 2019-BPR, Class C, 6.118%, (1 mo. USD LIBOR + 3.30%), 5/15/36	874,265	—	—	—	38,213	912,478	29,976	960,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	489,530	—	—	—	(25,150)	464,380	5,625	500,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	8,680,782	3,000,000	(10,856,391)	240,651	(395,635)	669,407	79,680	77,929
Short-Term Investments
Calvert Cash Reserves Fund, LLC	14,462,361	67,066,629	(81,527,181)	(1,362)	(447)	—	7,310	—
Liquidity Fund, Institutional Class(2)	—	108,768,454	(84,338,405)	—	—	24,430,049	84,384	24,430,049
Total				$239,289	$(402,458)	$32,559,358	$361,341

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Calvert
Flexible Bond Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$59,697,622	$ —	$59,697,622
Collateralized Mortgage Obligations	—	27,994,801	—	27,994,801
Commercial Mortgage-Backed Securities	—	27,138,392	—	27,138,392
Corporate Bonds	—	95,755,519	—	95,755,519
High Social Impact Investments	—	464,380	—	464,380
Mutual Funds	669,407	—	—	669,407
Preferred Stocks	3,389,946	—	—	3,389,946
Senior Floating-Rate Loans	—	5,783,033	—	5,783,033
U.S. Government Agency Mortgage-Backed Securities	—	11,645,964	—	11,645,964
U.S. Treasury Obligations	—	47,060,895	—	47,060,895
Short-Term Investments:
Affiliated Fund	24,430,049	—	—	24,430,049
Securities Lending Collateral	5,786,533	—	—	5,786,533
Total Investments	$34,275,935	$275,540,606	$ —	$309,816,541
Forward Foreign Currency Exchange Contracts	$ —	$86,482	$ —	$86,482
Futures Contracts	1,379,797	—	—	1,379,797
Swap Contracts	—	59,221	—	59,221
Total	$35,655,732	$275,686,309	$ —	$311,342,041
Liability Description
Futures Contracts	$(38,548)	$ —	$ —	$(38,548)
Total	$(38,548)	$ —	$ —	$(38,548)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.